CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Loans receivable, fair value	[1]	¥ 1,210,590	¥ 818,523
Receivables from customers, fair value		86,839	163,388
Receivable from other than customers		10,362
Securities purchased under agreements to resell, fair value		297,653	366,506
Trading assets, securities pledged as collateral		4,643,412	5,587,555
Trading assets, fair value		14,328	10,122
Private equity investments, fair value		10,770	3,599
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		426,081	395,429
Securities pledged as collateral		17,823	9,427
Other, fair value		169,080	171,482
Short-term borrowings, fair value		710,629	634,714
Deposits received at banks, fair value		71,156	49,874
Securities sold under agreements to repurchase, fair value		411,847	224,056
Securities loaned, fair value		104,606	128,886
Other liabilities, fair value		52,110	44,708
Long-term borrowings, fair value		¥ 4,557,326	¥ 4,098,457
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,233,562,601	3,233,562,601
Outstanding		3,017,804,012	3,063,155,434
Common stock held in treasury, shares		215,758,589	170,407,167
Equity Securities [Member]
Securities pledged as collateral		¥ 606
Other Affiliates [Member]
Securities pledged as collateral		¥ 5,038

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.